CONSTRUCTION IN PROGRESS (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CNY (¥)
Schedule of Construction In Progress [Line Items]
Balance beginning	$ 1,255,430	$ 1,219,884
Additions
Transfer to fixed assets
Write off
Effect of foreign exchange rate changes	$ (30,533)	$ 35,546
Balance ending	1,224,897	$ 1,255,430
Plant [Member]
Schedule of Construction In Progress [Line Items]
Total consideration to be paid for construction of factory plant	$ 2,400,000
Start date of construction of factory plant	2015-09
Estimated year of completion for construction of factory plant	2016
Plant [Member] | CNY [Member]
Schedule of Construction In Progress [Line Items]
Total consideration to be paid for construction of factory plant | ¥			¥ 14.6